Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Equity Method Investments
The following table represents our equity method investments at December 31, 2022:

	Ownership Percentage	Carrying Value	Carrying Value
	December 31, 2022	December 31, 2022	December 31, 2021
		(in thousands)
Oncacare Limited	49%	$—	$2,373